Condensed Statement of Operations (unaudited) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 08, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Professional expenses and formation costs							$ 1,014,458,000		$ 571,166,000	$ 380,739,000
Loss from operations							(125,400,000)		(79,406,000)	(81,458,000)
Net loss attributable to Class A Common Stockholders for basic net loss per share		$ (12,697,000)					$ (12,697,000)		$ 0	$ 0
Net loss per ordinary share:
Earnings Per Share, Basic		$ (0.06)					$ (0.06)	[1]
Earnings Per Share, Diluted		$ (0.06)					$ (0.06)	[1]
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic		214,794,000					214,794	[1]
Weighted Average Number of Shares Outstanding, Diluted		214,794,000					214,794	[1]
TPG Pace Solutions
Professional expenses and formation costs	$ 8,770		$ 1,498,767			$ 2,247,630
Loss from operations			(1,498,767)			(2,247,630)
Net loss attributable to Class A Common Stockholders for basic net loss per share			(1,498,767)	$ (697,434)	$ (51,429)	(2,247,630)
Net loss per ordinary share:
Earnings Per Share, Basic	$ 0.00
Earnings Per Share, Diluted	$ 0.00
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	4,000,000
Weighted Average Number of Shares Outstanding, Diluted	4,000,000
TPG Pace Solutions | Class A Ordinary Shares Subject To Possible Redemption Member
Net loss attributable to Class A Common Stockholders for basic net loss per share			$ (1,101,750)			$ (1,652,243)
Net loss per ordinary share:
Earnings Per Share, Basic			$ (0.04)			$ (0.09)
Earnings Per Share, Diluted			$ (0.04)			$ (0.09)
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic			28,500,000			18,050,000
Weighted Average Number of Shares Outstanding, Diluted			28,500,000			18,050,000
TPG Pace Solutions | Founder Shares And Private Placement Shares
Net loss attributable to Class A Common Stockholders for basic net loss per share			$ (397,017)			$ (595,387)
Net loss per ordinary share:
Earnings Per Share, Basic			$ (0.04)			$ (1.37)
Earnings Per Share, Diluted			$ (0.04)			$ (1.37)
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic			10,270,000			12,417,914
Weighted Average Number of Shares Outstanding, Diluted			10,270,000			12,417,914

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.